Business and Summary of Significant Accounting Policies (Property & Equipment) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2013	Oct. 02, 2012	Oct. 01, 2013	Oct. 02, 2012	Jan. 01, 2013	Jan. 03, 2012	Dec. 28, 2010
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 5,238,000	$ 4,334,000	$ 15,074,000	$ 12,165,000	$ 16,719,000	$ 14,501,000	$ 13,932,000
Internal payroll costs capitalized					2,300,000	1,800,000	1,600,000
Interest costs capitalized					300,000	300,000	100,000
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life					20 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life					5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life					3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life					7 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life					3 years
Asset Disposals, Closure Costs and Restaurant Impairments [Member]
Property, Plant and Equipment [Line Items]
Impairment charges on long-lived assets					$ 100,000	$ 700,000	$ 2,300,000